Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended				11 Months Ended	12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2019	Dec. 31, 2020
Income Statement [Abstract]
Formation costs and other operating expenses	$ 1,067,923		$ 238,547		$ 379,352	$ 1,620,837
Loss from operations	(1,067,923)		(238,547)		(379,352)	(1,620,837)
Other Income:
Interest income	8,621		2,017,548		2,460,851	2,122,286
Change in fair value of warrant liability	39,566,826		5,000,031		1,538,409	(73,794,379)
Net income	$ 38,507,524		$ 6,779,032		$ 3,619,908	$ (73,292,930)
Weighted average shares outstanding, basic and diluted (in Shares)	8,625,000	[1]	8,625,000	[1],[2]	8,437,500 [3]	8,625,000 [3]
Basic and diluted net income per ordinary share (in Dollars per share)	$ 4.46		$ 0.58		$ 0.14	$ (8.74)

[1]	Excludes an aggregate of up to 34,500,000,shares subject to redemption at March 31, 2021 and 2020, respectively (See Note 8).
[2]	Excludes an aggregate of up to 34,500,000 shares subject to redemption at December 31, 2020.
[3]	excludes an aggregate of up to 34,500,000 and 34,500,000 shares subject to redemption at December 31, 2020 and 2019, respectively (See Note 7).